CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the incorporation by reference by Form 10-D of Harborview Mortgage loan trust 2006-1, Mortgage Loan Pass-through Certificates Series 2006-1 of our report date March 24, 2006 relating to the
Consolidated Financial Statements of Financial Security
Assurance Inc. and Subsidiaries as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, which appears as an exhibit to the Annual Report of Form 10K filed on March 29, 2006 by Financial Security Assurance Holdings Ltd. for the year ended December 31, 2005.

\s\ PriceWaterhouse Coopers LLP

New York, New York
May 4, 2006